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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                  FORM 24F-2

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                       Annual Notice of Securities sold
                            Pursuant to rule 24f-2

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 1.     Name and address of issuer:
            Thrivent Series Fund, Inc.
            625 Fourth Avenue South
            Minneapolis, MN 55415
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 2.     Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [X]
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 3.     Investment Company Act File Number: 811-4603

        Securities Act File Number 33-3677
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 4(a).  Last day of fiscal year for which this notice is filed:
            12/31/2016
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 4(b).  [_]  Check box if this Form is being filed late (i.e. more than 90 days after he end of the issuer's fiscal year). (See instruction
             A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.
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 5.    Calculation of registration fee:

       (i)     Aggregate sale price of securities
               sold during the fiscal year pursuant
               to Rule 24f-2 (from Item 10):                            $1,432,594
                                                                        ------------
       (ii)    Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                            $0
                                                       ------------
       (iii)   Aggregate price of securities
               redeemed or repurchased during any
               prior fiscal year ending no earlier
               than October 11, 1995, that were not
               previously used to reduce
               registration fees payable to the
               Commission:                             $536,921,471
                                                       ------------
       (iv)    Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                            $536,921,471
                                                                        ------------
       (v)     Net sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                         $0
                                                                        ------------
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       (vi)    Redemption credits available for use
               in future years - if Item 5(i) is
               less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:   $535,488,877
                                                       ------------
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       (vii)   Multiplier for determining
               registration fee (See Instruction
               C.9):                                                X   .0001159
                                                                        ------------
       (viii)  Registration fee due [multiply Item
               5(v) by Item 5(vii)] (enter "0" if
               no fee is due):                                      =   $0
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 6.    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: __________.
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 7.    Interest due - if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (see Instruction D):
                                                                    +   $0
                                                                        ------------
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 8.    Total of the amount of registration fee due plus any
       interest due [line 5(viii) plus line 7]
                                                                    =   $0
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 9.    Date the registration fee and any interest payment was sent
       to the Commission's lockbox depository:                          N/A
       CIK number designated to receive payment:                        N/A

               Method of Delivery:

                             [_] Wire Transfer
                             [_] Mail or other means
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                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title*)  /s/ Michael W. Kremenak
                           ----------------------------------
                           Michael W. Kremenak
                           Secretary and Chief Legal Officer
                           Thrivent Series Fund, Inc.

Date March 10, 2017

* Please print the name and title of the signing officer below the signature.

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